UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Principal Amount		Value

SHORT-TERM INVESTMENTS: 113.0%
United States Treasury Bills: 94.3%
	U.S. Treasury Bills
5,000,000	0.01%, 10/13/11	$4,999,909
10,000,000	0.01%, 02/23/12	9,998,910
6,000,000	0.01%, 03/22/12	5,998,644
7,500,000	0.04%, 12/22/11	7,499,790
5,000,000	0.05%, 11/03/11	4,999,750
5,500,000	0.08%, 11/25/11	5,499,319

		38,996,322

Money Market Fund: 18.7%
7,748,993	AIM Treasury Portfolio - Institutional Class	7,748,993

Total Short-term Investments (Cost: $46,746,495)		46,745,315
Liabilities in excess of other assets: (13.0)%		(5,368,955)

NET ASSETS: 100.0%		$41,376,360

Total Return Swap Contracts – As of September 30, 2011, the Fund had outstanding swap contracts with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	Unrealized Depreciation

UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$42,548,000	1.00%	10/26/11	$(909,843)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Government	83.4%	$38,996,322

Money Market Fund	16.6	7,748,993

	100.0%	$46,745,315

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Short-Term Investments:

United States Treasury Bills	$—	$38,996,322	$—	$38,996,322

Money Market Fund	7,748,993	—	—	7,748,993

Total	$7,748,993	$38,996,322	$—	$46,745,315

Other Financial Instruments, net*	$—	$(909,843)	$—	$(909,843)

* Other financial instruments include total return swap contracts.

See Note to Schedule of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 90.2%
Brazil: 8.7%
151,000	BR Malls Participacoes S.A.	$1,542,726
103,000	BR Properties S.A.	935,642
38,000	Cielo S.A.	846,802
55,000	International Meal Co. Holdings S.A.	349,555
123,300	Localiza Rent a Car S.A.	1,632,852
73,000	Marisa Lojas S.A.	842,106
28,000	Petroleo Brasileiro S.A. (ADR)	628,600
143,000	Rossi Residencial S.A.	667,752

		7,446,035

Canada: 1.1%
29,500	First Quantum Minerals Ltd.	392,714
25,000	Pacific Rubiales Energy Corp.	529,631

		922,345

China / Hong Kong: 18.9%
1,109,000	Brilliance China Automotive Holdings Ltd. *	859,844
990,000	China Hongqiao Group Ltd. *	490,199
2,740,000	China Minsheng Banking Corp. Ltd. #	1,666,678
725,000	China Minzhong Food Corp. Ltd. (SGD) * #	482,651
2,090,000	China Qinfa Group Ltd. * #	518,531
1,080,000	Dah Chong Hong Holdings Ltd. #	1,104,421
11,381,500	ERA Mining Machinery Ltd. * #	765,579
4,826,200	EVA Precision Industrial Holdings Ltd. #	1,215,312
53,500	Focus Media Holding (ADR)	898,265
400,000	Galaxy Entertainment Group Ltd. * #	578,142
840,000	Haier Electronics Group Co. Ltd. #	581,691
27,400	Home Inns & Hotels Management, Inc. (ADR) *	706,098
997,727	Noble Group Ltd. (SGD) #	995,398
5,880,000	PCD Stores Ltd. #	729,236
15,292,000	REXLot Holdings Ltd. #	918,655
93,500	Tencent Holdings Ltd. #	1,934,661
3,871,800	Tiangong International Co. Ltd. #	626,513
560,000	Want Want China Holdings Ltd. #	500,721
730,000	Yingde Gases #	660,954

		16,233,549

Georgia: 1.1%
79,483	Bank of Georgia (GDR)	985,589

India: 6.4%
110,000	Educomp Solutions Ltd. #	529,572
765,000	Gujarat NRE Coke Ltd. #	368,732
812,346	Hirco Plc (GBP) *	802,004
34,000	Mahindra & Mahindra Ltd. #	554,870
250,000	Mundra Port & Special Economic Zone Ltd. #	835,106
115,000	Pantaloon Retail India Ltd. #	531,009
115,885	Shriram Transport Finance Co. Ltd. #	1,433,903
166,000	Sintex Industries Ltd. #	429,228

		5,484,424

Indonesia: 4.5%
2,500,000	Ace Hardware Indonesia Tbk PT #	934,515
100,000	Astra International Tbk PT #	714,849
1,640,000	Bank Rakyat Indonesia Tbk PT #	1,073,821
2,770,000	Borneo Lumbung Energi & Metal Tbk PT * #	276,391
3,940,000	Bumi Resources Tbk PT #	858,786

		3,858,362

Ireland: 0.3%
1,120,000	San Leon Energy Plc (GBP) #	250,646

Israel: 0.2%
68,000	Queenco Leisure International Ltd. (GDR) * § 144A	182,624

Kazakhstan: 0.3%
80,385	Chagala Group Ltd. (GDR) * §	246,002

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Luxembourg: 1.6%
660,000	L’Occitane International S.A. (HKD) * #	1,331,046

Malaysia: 0.6%
585,000	AirAsia Bhd #	548,435

Mexico: 1.3%
330,000	Corp GEO S.A.B de C.V. *	426,645
418,800	Genomma Lab Internacional, S.A. de C.V. *	690,629

		1,117,274

Mongolia: 0.8%
795,000	Mongolian Mining Corp. (HKD) * #	708,949

Panama: 1.0%
14,700	Copa Holdings S.A. (Class A) (USD)	900,669

Philippines: 0.1%
5,720,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	95,497

Russia: 5.5%
185,000	Bank St Petersburg OJSC	479,705
800,000	Far Eastern Shipping Co. * #	222,179
54,603	Globaltrans Investment Plc (GDR) #	741,950
28,000	Lukoil (ADR)	1,411,216
27,000	Nomos-Bank (USD) *	521,100
415,000	Sberbank RF (USD)	897,827
17,000	X5 Retail Group N.V. (GDR) * #	467,500

		4,741,477

Singapore: 1.9%
1,065,000	CSE Global Ltd. #	664,744
573,863	Olam International Ltd. #	977,896

		1,642,640

South Africa: 3.0%
40,000	African Rainbow Minerals Ltd. #	855,287
70,000	Imperial Holdings Ltd. #	909,927
19,000	Sasol Ltd. #	779,220

		2,544,434

South Korea: 13.3%
126,000	DGB Financial Group, Inc. *	1,492,042
81,000	Doosan Infracore Co. Ltd. * #	1,219,125
12,250	Hyundai Department Store Co. Ltd. #	1,713,953
5,900	Hyundai Mobis Co. Ltd. * #	1,671,095
26,800	Kia Motors Corp. #	1,598,141
60,000	KT Corp. (ADR)	886,800
2,510	Lotte Shopping Co. * #	846,579
2,800	Samsung Electronics Co. Ltd. #	1,955,118

		11,382,853

Taiwan: 7.5%
171,000	Catcher Technology Co. Ltd. #	979,044
115,000	China Ecotek Corp. #	203,444
246,200	Chroma ATE, Inc. #	504,477
37,150	HTC Corp. #	815,698
325,500	Lumax International Corp. Ltd. #	690,642
535,752	Taiwan Hon Chuan Enterprise Co. Ltd. #	1,136,966
848,000	Uni-President Enterprises Corp. #	1,087,760
409,490	Wistron NeWeb Corp. #	995,291

		6,413,322

Thailand: 3.3%
175,000	Kasikornbank PCL #	652,600
1,526,600	Minor International PCL #	502,915
1,450,000	Tisco Financial Group PCL #	1,665,285

		2,820,800

Turkey: 2.8%
110,000	Koza Altin Isletmeleri A.S.	1,308,964
345,571	Sinpas Gayrimenkul Yatirim Ortakligi A.S. #	267,714
120,000	Turkiye Halk Bankasi A.S. #	856,426

		2,433,104

United Kingdom: 4.3%

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

377,000	Afren Plc * #	472,953
67,000	African Minerals Ltd. * #	398,803
1,075,000	Bellzone Mining Plc * #	430,852
300,000	Cove Energy Plc #	352,109
95,000	International Personal Finance Plc #	327,753
973,949	Raven Russia Ltd. #	826,456
365,000	Volga Gas Plc * #	452,433
61,000	Zhaikmunai LP (GDR) *	448,804

		3,710,163

United States: 0.6%
6,000	Cummins, Inc.	489,960

United Arab Emirates: 1.0%
225,263	First Gulf Bank PJSC #	865,775

Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe (USD) *	103,575

Total Common Stocks (Cost: $89,939,025)		77,459,549

PREFERRED STOCKS: 4.1%
Brazil: 4.1%
64,500	Anhanguera Educacional Participacoes S.A.	830,156
38,000	Santos Brasil Participacoes S.A.	485,042
48,700	Vale Fertilizantes S.A.	629,908
75,988	Vale S.A.	1,585,432

Total Preferred Stocks (Cost: $2,413,805)		3,530,538

MONEY MARKET FUND: 3.2% (Cost: $2,701,632)
2,701,632	AIM Treasury Portfolio - Institutional Class	2,701,632

Total Investments: 97.5% (Cost: $95,054,462)		83,691,719
Other assets less liabilities: 2.5%		2,148,844

NET ASSETS: 100.0%		$85,840,563

ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
PHP Philippine Peso
SGD Singapore Dollar
USD United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $53,767,111 which represents 62.6% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $428,626 which represents 0.5% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $182,624, or 0.2% of net assets.

Restricted securities held by the Fund as of September 30, 2011 are as follows:
Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Queenco Leisure International Ltd. (GDR) 144A	07/03/2007	68,000	$1,297,605	$182,624	0.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	9.8%	$8,174,548

Communications	6.6	5,530,715

Consumer, Cyclical	19.1	16,008,068

Consumer, Non-cyclical	12.7	10,671,076

Diversified	4.1	3,438,974

Energy	8.7	7,262,079

Financial	21.7	18,159,870

Industrial	10.3	8,595,323

Technology	3.8	3,149,434

Money Market Fund	3.2	2,701,632

	100.0%	$83,691,719

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Brazil	$7,446,035	$—	$—	$7,446,035

Canada	922,345	—	—	922,345

China / Hong Kong	2,954,406	13,279,143	—	16,233,549

Georgia	985,589	—	—	985,589

India	802,004	4,682,420	—	5,484,424

Indonesia	—	3,858,362	—	3,858,362

Ireland	—	250,646	—	250,646

Israel	182,624	—	—	182,624

Kazakhstan	246,002	—	—	246,002

Luxembourg	—	1,331,046	—	1,331,046

Malaysia	—	548,435	—	548,435

Mexico	1,117,274	—	—	1,117,274

Mongolia	—	708,949	—	708,949

Panama	900,669	—	—	900,669

Philippines	95,497	—	—	95,497

Russia	3,309,848	1,431,629	—	4,741,477

Singapore	—	1,642,640	—	1,642,640

South Africa	—	2,544,434	—	2,544,434

South Korea	2,378,842	9,004,011	—	11,382,853

Taiwan	—	6,413,322	—	6,413,322

Thailand	—	2,820,800	—	2,820,800

Turkey	1,308,964	1,124,140	—	2,433,104

United Arab Emirates	—	865,775	—	865,775

United Kingdom	448,804	3,261,359	—	3,710,163

United States	489,960	—	—	489,960

Zimbabwe	103,575	—	—	103,575

Preferred Stocks

Brazil	3,530,538	—	—	3,530,538

Money Market Fund	2,701,632	—	—	2,701,632

Total	$29,924,608	$53,767,111	$—	$83,691,719

* See Schedule of Investments for security type and geographic sector breakouts.

See Note to Schedule of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 87.6%
Brazil: 0.8%
707,700	Brazilian Resources, Inc. (CAD) * #	$393,357
1,343,100	Petroleo Brasileiro S.A. (ADR)	30,152,595

		30,545,952

Canada: 17.1%
1,199,900	Agnico-Eagle Mines Ltd. (USD)	71,418,048
4,701,000	First Quantum Minerals Ltd.	62,581,305
1,826,700	Goldcorp, Inc. (USD)	83,370,588
5,506,800	IAMGOLD Corp. (USD)	108,924,504
2,952,724	Kinross Gold Corp.	43,872,424
3,126,800	Kinross Gold Corp. (USD)	46,214,104
182,677	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	425,357
5,999,300	Osisko Mining Corp. *	75,971,668
3,071,300	Pacific Rubiales Energy Corp.	65,066,190
1,746,100	Potash Corp of Saskatchewan, Inc. (USD)	75,466,442
1,047,600	Teck Resources Ltd. (USD)	30,579,444

		663,890,074

China / Hong Kong: 0.6%
10,511,900	Yanzhou Coal Mining Co. Ltd. #	22,471,819

Kuwait: 0.1%
14,368,991	Kuwait Energy Co. K.S.C.C. * # § ø	5,522,506

Norway: 1.7%
2,462,400	SeaDrill Ltd. #	68,002,290

Switzerland: 3.6%
1,495,300	Noble Corp. (USD)	43,887,055
8,005,200	Weatherford International Ltd. (USD)	97,743,492

		141,630,547

United Kingdom: 9.1%
21,794,914	Afren Plc * #	27,342,069
435,000	African Minerals Ltd. * # ø	2,589,246
2,555,800	African Minerals Ltd. * #	15,212,859
1,038,700	Antofagasta Plc #	14,831,202
2,543,000	BHP Billiton Plc #	67,933,511
967,100	Ensco Plc (ADR)	39,099,853
2,641,500	Heritage Oil Ltd. * #	9,527,062
734,326	Randgold Resources Ltd. (ADR)	71,024,011
1,092,428	Vedanta Resources Plc #	18,569,613
6,903,800	Xstrata Plc #	87,179,024

		353,308,450

United States: 54.6%
2,963,717	Alpha Natural Resources, Inc.	52,428,154
2,502,700	Anadarko Petroleum Corp.	157,795,235
591,000	Apache Corp.	47,421,840
1,064,600	Berry Petroleum Co.	37,665,548
2,668,400	Brigham Exploration Co.	67,403,784
805,900	Cabot Oil & Gas Corp.	49,893,269
2,287,000	Cameron International Corp.	95,001,980
1,137,200	Cimarex Energy Co.	63,342,040
555,200	Cliffs Natural Resources, Inc.	28,409,584
814,950	Concho Resources, Inc.	57,975,543
2,435,600	Consol Energy, Inc.	82,639,908
259,700	Cummins, Inc.	21,207,102
1,423,700	Diamond Offshore Drilling, Inc.	77,933,338
1,119,200	Dril-Quip, Inc.	60,336,072
4,628,100	Far East Energy Corp. *	879,339
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	22,410
555,200	Green Plains Renewable Energy, Inc. *	5,180,016
3,677,500	Halliburton Co.	112,237,300
3,510,100	HollyFrontier Corp.	92,034,822
537,400	Jacobs Engineering Group, Inc.	17,352,646
1,647,600	Key Energy Services, Inc.	15,635,724

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

4,808,400	Louisiana-Pacific Corp. *	24,522,840
745,600	National Oilwell Varco, Inc.	38,189,632
2,296,775	Newfield Exploration Co. *	91,159,000
2,713,100	Newmont Mining Corp.	170,653,990
873,000	Noble Energy, Inc.	61,808,400
1,495,400	Occidental Petroleum Corp.	106,921,100
922,300	Peabody Energy Corp.	31,247,524
1,119,300	Pioneer Natural Resources Co.	73,616,361
1,244,600	QEP Resources, Inc.	33,691,322
2,211,700	Schlumberger Ltd.	132,104,841
349,200	SM Energy Co.	21,178,980
1,930,500	Steel Dynamics, Inc.	19,150,560
1,370,000	Terex Corp. *	14,056,200
788,000	The Mosaic Co.	38,588,360
3,357,900	Western Refining, Inc. *	41,839,434
2,417,700	Whiting Petroleum Corp. *	84,812,916

		2,126,337,114

Total Common Stocks (Cost: $3,640,411,223)		3,411,708,752

EXCHANGE TRADED FUND: 2.6% (Cost: $79,215,655)
636,800	SPDR Gold Trust *	100,665,344

MONEY MARKET FUND: 9.5% (Cost: $370,136,596)
370,136,595	AIM Treasury Portfolio - Institutional Class	370,136,596

Total Investments: 99.7% (Cost: $4,089,763,474)		3,882,510,692
Other assets less liabilities: 0.3%		9,742,517

NET ASSETS: 100.0%		$3,892,253,209

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $339,596,968 which represents 8.7% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $5,544,916 which represents 0.1% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $8,111,752, or 0.2% of net assets.

Restricted securities held by the Fund as of September 30, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	01/21/2010	435,000	$2,833,678	$2,589,246	0.1%
Kuwait Energy Co. K.S.C.C.	08/06/2008	14,368,991	10,862,672	5,522,506	0.1

			$13,696,350	$8,111,752	0.2%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	20.8%	$806,380,940

Energy	56.7	2,201,604,120

Industrial	2.0	77,138,788

Industrial Metals	5.3	206,315,455

Precious Metals	3.1	120,269,449

Exchange Traded Fund	2.6	100,665,344

Money Market Fund	9.5	370,136,596

	100.0%	$3,882,510,692

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Brazil	$30,152,595	$—	$393,357	$30,545,952

Canada	663,890,074	—	—	663,890,074

China / Hong Kong	—	22,471,819	—	22,471,819

Kuwait	—	—	5,522,506	5,522,506

Norway	—	68,002,290	—	68,002,290

Switzerland	141,630,547	—	—	141,630,547

United Kingdom	110,123,864	243,184,586	—	353,308,450

United States	2,126,314,704	22,410	—	2,126,337,114

Exchange Traded Fund	100,665,344	—	—	100,665,344

Money Market Fund	370,136,596	—	—	370,136,596

Total	$3,542,913,724	$333,681,105	$5,915,863	$3,882,510,692

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during September 30, 2011:

Balance as of 12/31/10	$8,086,674

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(2,170,811)

Purchases	-

Sales	-

Transfers in and/or out of level 3	-

Balance as of 9/30/11	$5,915,863

See Note to Schedule of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.8%
Australia: 6.2%
5,084,210	Catalpa Resources Ltd. * #	$7,610,901
6,361,118	Gryphon Minerals Ltd. * #	7,932,509
1,170,000	Medusa Mining Ltd. #	7,657,983
1,775,725	Newcrest Mining Ltd. #	58,529,932
5,721,260	Perseus Mining Ltd. * #	16,824,799

		98,556,124

Canada: 66.4%
310,440	Agnico-Eagle Mines Ltd.	18,560,040
1,209,333	Agnico-Eagle Mines Ltd. (USD)	71,979,500
800,000	Alamos Gold, Inc.	12,024,048
1,510,000	Amarillo Gold Corp. *	1,801,222
3,000,000	Andina Minerals, Inc. *	2,433,438
1,440,000	Argonaut Gold, Inc. * # ø	7,186,945
2,531,875	Argonaut Gold, Inc. *	12,636,422
720,000	Argonaut Gold, Inc. Warrants (CAD 4.50, expiring 12/29/12) * § ø	1,016,891
1,286,753	AuRico Gold, Inc. (USD)	12,095,478
3,050,000	Aurizon Mines Ltd. *	15,571,619
390,000	Aurizon Mines Ltd. (USD)	1,977,300
948,000	Bear Creek Mining Corp. * ø	3,582,479
1,999,000	Bear Creek Mining Corp. *	7,554,194
650,000	Canaco Resources, Inc. *	1,184,750
1,567,000	Continental Gold Ltd. *	9,929,268
412,500	Corvus Gold, Inc. *	204,695
560,000	Eastmain Resources, Inc. *	587,842
1,839,000	Eastmain Resources, Inc. * ø	1,930,432
1,330,146	Eldorado Gold Corp.	22,911,667
2,082,000	Eldorado Gold Corp. (USD)	35,685,480
2,563,900	European Goldfields Ltd. *	20,332,101
1,625,000	Fortuna Silver Mines, Inc. *	8,063,747
5,700,000	Gold Bullion Development Corp. *	1,604,638
159,030	Gold Wheaton Corp. Warrants (CAD 64.27, expiring 07/08/13) * # § ø	53,116
932,694	Goldcorp, Inc.	42,785,190
1,866,897	Goldcorp, Inc. (USD)	85,205,179
3,845,000	Great Basin Gold Ltd. *	6,494,560
300,000	Great Basin Gold Ltd. * ø	506,728
2,250,000	Great Basin Gold Ltd. (USD)	3,802,500
2,421,000	Guyana Goldfields, Inc. *	18,159,233
802,800	IAMGOLD Corp.	15,957,939
4,457,200	IAMGOLD Corp. (USD)	88,163,416
1,650,000	International Tower Hill Mines Ltd. *	8,392,499
2,131,000	Keegan Resources, Inc. *	10,737,360
222,350	Kinross Gold Corp. ø	3,303,740
5,635,727	Kinross Gold Corp.	83,737,255
714,638	Kinross Gold Corp. (USD)	10,562,350
156,618	Kinross Gold Corp. Warrants (CAD 32.00, expiring 09/03/13) *	167,394
354,041	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	824,373
2,040,000	Mansfield Minerals, Inc. * ø	2,764,386
1,020,000	Mansfield Minerals, Inc. Warrants (CAD 1.80, expiring 05/08/12) * # § ø	109,505
1,031,500	Minco Silver Corp. *	2,510,092
992,503	New Gold, Inc. *	10,248,006
1,026,170	New Gold, Inc. (USD) ø	10,518,243
4,312,630	New Gold, Inc. (USD)	44,204,458
1,130,850	New Gold, Inc. Warrants (CAD 15.00, expiring 04/03/12) * § ø	75,541
3,356,875	Orezone Gold Corp. *	10,763,527
1,093,333	Osisko Mining Corp. * ø	13,845,338
3,596,900	Osisko Mining Corp. *	45,549,066
602,124	Pan American Silver Corp.	16,220,976
514,000	PAN American Silver Corp. (USD)	13,759,780
103,000	PAN American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) #	718,022
764,500	Premier Gold Mines Ltd. *	4,027,140
730,000	Queenston Mining, Inc. *	3,343,831
1,470,000	Rainy River Resources Ltd. *	9,118,236
5,600,000	Romarco Minerals, Inc. *	6,359,385

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

2,400,000	Rubicon Minerals Corp. *	8,359,576
2,250,000	Sabina Gold & Silver Corp. *	6,312,625
5,684,000	San Gold Corp. *	11,824,716
408,375	Silver Wheaton Corp.	12,057,565
1,485,000	Silver Wheaton Corp. (USD)	43,733,250
18,611	Silver Wheaton Corp. Warrants (CAD 20.00, expiring 09/05/13) *	265,951
3,035,000	Silvercorp Metals, Inc.	24,010,068
920,000	Silvercorp Metals, Inc. (USD)	7,277,200
7,231,000	Torex Gold Resources Inc. *	8,970,608
2,474,500	Trelawney Mining and Exploration, Inc. *	7,414,763
6,635,000	Volta Resources, Inc. *	6,774,931
1,188,981	Yamana Gold, Inc.	16,316,010
3,680,597	Yamana Gold, Inc. (USD)	50,276,955

		1,047,436,778

Mexico: 1.7%
1,074,000	Fresnillo Plc (GBP) #	26,256,166

South Africa: 2.9%
1,122,000	AngloGold Ashanti Ltd. (ADR)	46,405,920

United Kingdom: 8.3%
3,252,000	African Barrick Gold Ltd. #	25,381,414
3,309,500	Lydian International Ltd. (CAD) *	6,884,922
1,015,000	Randgold Resources Ltd. (ADR)	98,170,800

		130,437,136

United States: 10.3%
652,000	Allied Nevada Gold Corp.	23,348,120
1,000,000	Hecla Mining Co.	5,360,000
1,340,000	Newmont Mining Corp.	84,286,000
432,100	Royal Gold, Inc.	27,680,326
1,500,000	Tahoe Resources, Inc. (CAD) * ø	21,614,658

		162,289,104

Total Common Stocks (Cost: $914,992,230)		1,511,381,228

MONEY MARKET FUND: 3.9% (Cost: $60,652,124)
60,652,124	AIM Treasury Portfolio - Institutional Class	60,652,124

Total Investments: 99.7% (Cost: $975,644,354)		1,572,033,352
Other assets less liabilities: 0.3%		5,047,491

NET ASSETS: 100.0%		$1,577,080,843

ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
USD United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $158,261,292 which represents 10.0% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $1,255,053 which represents 0.1% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $66,508,002, or 4.2% of net assets.

Restricted securities held by the Fund as of September 30, 2011 are as follows:
Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Argonaut Gold, Inc.	11/13/2009	1,440,000	$4,090,715	$7,186,945	0.4%
Argonaut Gold, Inc. Warrants	11/13/2009	720,000	-	1,016,891	0.1
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	3,582,479	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	1,930,432	0.1
Gold Wheaton Corp. Warrants	06/19/2008	159,030	-	53,116	0.0
Great Basin Gold Ltd.	05/28/2002	300,000	293,351	506,728	0.0
Kinross Gold Corp.	10/22/2007	222,350	983,691	3,303,740	0.2
Mansfield Minerals, Inc.	05/04/2010	2,040,000	2,422,563	2,764,386	0.2
Mansfield Minerals, Inc. Warrants	05/28/2010	1,020,000	605,641	109,505	0.0
New Gold, Inc.	06/28/2007	1,026,170	2,350,456	10,518,243	0.7
New Gold, Inc. Warrants	03/09/2007	1,130,850	-	75,541	0.0
Osisko Mining Corp.	09/14/2009	1,093,333	5,731,787	13,845,338	0.9
Tahoe Resources, Inc.	05/28/2010	1,500,000	8,570,612	21,614,658	1.4

			$30,417,604	$66,508,002	4.2%

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Diversified Minerals	1.2%	$19,165,976

Gold Mining	80.9	1,271,368,112

Metal - Diversified	0.5	8,379,569

Precious Metals	2.6	41,098,081

Silver Mining	10.9	171,369,490

Money Market Fund	3.9	60,652,124

	100.0%	$1,572,033,352

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Australia	$—	$98,556,124	$—	$98,556,124

Canada	1,039,369,190	8,067,588	—	1,047,436,778

Mexico	—	26,256,166	—	26,256,166

South Africa	46,405,920	—	—	46,405,920

United Kingdom	105,055,722	25,381,414	—	130,437,136

United States	162,289,104	—	—	162,289,104

Money Market Fund	60,652,124	—	—	60,652,124

Total	$1,413,772,060	$158,261,292	$—	$1,572,033,352

See Note to Schedule of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 19.8%
Basic Materials: 1.7%
742	Airgas, Inc.	$47,355
13,800	Argonaut Gold, Inc. (CAD) *	68,875
529	CF Industries Holdings, Inc.	65,273
12,100	Continental Gold Ltd. (CAD) *	76,671
6,900	European Goldfields Ltd. (CAD) *	54,718
13,200	Fortuna Silver Mines, Inc. (CAD) *	65,502
1,600	Goldcorp, Inc.	73,024
8,800	Guyana Goldfields, Inc. (CAD) *	66,006
695	Huntsman Corp.	6,721
5,451	Kronos Worldwide, Inc.	87,652
1,350	Newmont Mining Corp.	84,915
6,000	Osisko Mining Corp. (CAD) *	75,980
1,435	Potash Corp of Saskatchewan, Inc.	62,021
10,300	Silvercorp Metals, Inc.	81,473
49,200	Volta Resources, Inc. (CAD) *	50,238

		966,424

Communications: 2.6%
38,872	Alcatel-Lucent (ADR)	110,008
1,560	Anixter International, Inc.	74,006
5,122	Arris Group, Inc.	52,757
8,636	Ceragon Networks Ltd.	82,474
4,399	Constant Contact, Inc.	76,059
5,929	DealerTrack Holdings, Inc.	92,907
1,000	Equinix, Inc.	88,830
7,462	GeoEye, Inc.	211,547
22,998	Harmonic, Inc.	97,972
3,789	KIT Digital, Inc.	31,828
15,340	NeoPhotonics Corp.	105,539
2,563	NIC, Inc.	29,346
14,217	Perficient, Inc.	104,068
3,090	Polycom, Inc.	56,763
15,741	RF Micro Devices, Inc.	99,798
5,645	SPS Commerce, Inc.	91,957
7,994	ValueClick, Inc.	124,387

		1,530,246

Consumer, Cyclical: 3.0%
1,952	Buffalo Wild Wings, Inc.	116,730
5,655	CVS Caremark Corp.	189,895
706	DSW, Inc.	32,603
1,483	Fuel Systems Solutions, Inc.	28,488
709	G-III Apparel Group Ltd.	16,208
2,801	Hibbett Sports, Inc.	94,926
3,800	Kia Motors Corp. (KRW) #	226,602
2,426	Life Time Fitness, Inc.	89,398
22,000	Marisa Lojas S.A.	253,785
5,861	National CineMedia, Inc.	85,043
1,204	Oxford Industries, Inc.	41,297
4,483	Pier 1 Imports, Inc.	43,844
8,255	Select Comfort Corp.	115,322
2,277	Starbucks Corp.	84,909
13,778	The Wendy’s Co.	63,241
3,333	Vera Bradley, Inc.	120,155
12,461	Wabash National Corp.	59,439
2,128	WESCO International, Inc.	71,394

		1,733,279

Consumer, Non-cyclical: 2.8%
1,161	American Public Education, Inc.	39,474
2,508	Arthrocare Corp.	72,155
519	BioScrip, Inc.	3,301
1,999	Booz Allen Hamilton Holding Corp.	29,725
1,633	DENTSPLY International, Inc.	50,117
4,786	DFC Global Corp.	104,574
28,144	EnteroMedics, Inc.	48,408

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

3,524	Euronet Worldwide, Inc.	55,468
6,863	Heartland Payment Systems, Inc.	135,338
10,187	IRIS International, Inc.	91,377
12,967	Merge Healthcare, Inc.	78,969
2,564	Merit Medical Systems, Inc.	33,691
3,118	Mylan, Inc.	53,006
13,823	On Assignment, Inc.	97,729
132	Perrigo Co.	12,818
21,329	Quanta Services, Inc.	400,772
1,883	RSC Holdings, Inc.	13,426
2,121	SAIC, Inc.	25,049
2,020	Team, Inc.	42,380
2,555	The Andersons, Inc.	86,001
3,139	UnitedHealth Group, Inc.	144,771

		1,618,549

Diversified: 0.3%
189,420	Noble Group Ltd. (SGD) #	188,978

Energy: 0.8%
1,200	Atwood Oceanics, Inc.	41,232
1,235	Clayton Williams Energy, Inc.	52,870
3,090	Goodrich Petroleum Corp.	36,524
3,716	Lukoil (ADR)	187,288
3,280	Superior Energy Services, Inc.	86,067
13,705	Triangle Petroleum Corp.	49,201

		453,182

Financial: 1.7%
661,750	Bank of China Ltd. (HKD) #	204,627
20,800	BR Malls Participacoes S.A.	212,508
3,313	Home Bancshares, Inc.	70,302
1,538	JPMorgan Chase & Co.	46,325
3,405	New York Community Bancorp, Inc.	40,519
251,734	Raven Russia Ltd. (GBP) #	213,612
190,083	Tisco Financial Group PCL (THB) #	218,305

		1,006,198

Industrial: 4.5%
612	Analogic Corp.	27,791
2,125	Atlas Air Worldwide Holdings, Inc.	70,741
224,600	China National Building Material Co. Ltd. (HKD) #	189,279
4,236	Danaher Corp.	177,658
8,500	Dycom Industries, Inc.	130,050
7,460	EMCOR Group, Inc.	151,662
9,672	FEI Co.	289,773
15,736	Globaltrans Investment Plc (GDR) #	213,822
4,038	Jabil Circuit, Inc.	71,836
9,429	LeCroy Corp.	74,489
643	Middleby Corp.	45,306
6,897	NCI Building Systems, Inc.	52,141
3,461	OSI Systems, Inc.	116,013
2,662	Progressive Waste Solutions Ltd.	54,784
11,685	Roadrunner Transportation Systems, Inc.	160,318
2,586	Roper Industries, Inc.	178,201
7,783	Swift Transportation Co.	50,123
4,898	Trimble Navigation Ltd.	164,328
2,182	Triumph Group, Inc.	106,351
4,803	Tyco International Ltd.	195,722
2,754	Waste Connections, Inc.	93,140

		2,613,528

Technology: 2.4%
1,378	ACI Worldwide, Inc.	37,950
10,094	Atmel Corp.	81,459
6,312	AXT, Inc.	31,812
591	CACI International, Inc.	29,515
6,655	Ceva, Inc.	161,783
4,189	Cypress Semiconductor Corp.	62,709
3,685	Entropic Communications, Inc.	15,219
16,121	inContact, Inc.	55,617

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

18,453	Magma Design Automation, Inc.	83,961
9,362	Micron Technology, Inc.	47,184
1,632	MICROS Systems, Inc.	71,661
12,266	OCZ Technology Group, Inc.	59,490
5,683	Omnicell, Inc.	78,312
3,827	Omnivision Technologies, Inc.	53,731
3,910	Opnet Technologies, Inc.	136,498
17,379	Radisys Corp.	106,359
3,839	Rambus, Inc.	53,746
6,442	SciQuest, Inc.	96,243
17,702	Silicon Image, Inc.	103,911
1,694	Veeco Instruments, Inc.	41,334

		1,408,494

Total Common Stocks (Cost: $12,780,715) (a)		11,518,878

Principal Amount

CORPORATE BONDS: 5.6%
$100,000	ARAMARK Holdings Corp. 8.63%,05/01/16 144A	99,000
109,000	Arch Coal, Inc. 7.25%,06/15/21 144A	105,458
87,500	Calumet Specialty Products Partners LP 9.38%,05/01/19 144A	80,938
250,000	Catalyst Paper Corp. 11.00%,12/15/16 144A	163,750
87,500	Celanese US Holdings LLC 5.88%,06/15/21	86,297
27,500	Dynacast International LLC 9.25%,07/15/19 144A	25,025
310,000	Earthlink, Inc. 8.88%,05/15/19 144A	273,575
220,000	FiberTower Corp. 9.00%,01/01/16	135,300
55,000	Freescale Semiconductor, Inc. 9.25%,04/15/18 144A	56,788
350,000	Intelsat Jackson Holdings S.A. 11.25%,06/15/16	357,875
85,000	Lions Gate Entertainment, Inc. 10.25%,11/01/16 144A	82,025
400,000	Liz Claiborne, Inc. 10.50%,04/15/19 144A	402,000
110,000	Petrohawk Energy Corp. 7.25%,08/15/18	126,225
215,000	Production Resource Group, Inc. 8.88%,05/01/19 144A	195,112
87,500	RadioShack Corp. 6.75%,05/15/19 144A	82,250
200,000	Satmex Escrow S.A. de C.V. 9.50%,05/15/17 144A	195,000
295,000	Solo Cup Co. 10.50%,11/01/13	293,525
86,000	Sterling Merger, Inc. 11.00%,10/01/19 144A	82,130
412,000	The Gap, Inc. 5.95%,04/12/21	388,209

Total Corporate Bonds (Cost: $3,434,291) (a)		3,230,482

FOREIGN DEBT OBLIGATIONS: 0.8%
GBP 112,000	Aston Martin Capital Ltd. 9.25%,07/15/18 144A	134,483
EUR 278,000	Ineos Group Holdings Ltd. 7.88%,02/15/16 144A	256,991
EUR 110,000	OTE Plc 6.00%,02/12/15 144A	93,581

Total Foreign Debt Obligations (Cost: $602,839)		485,055

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

GOVERNMENT OBLIGATIONS: 2.0%
$80,000	United States Treasury Bond 4.25%,11/15/40	101,175
689,000	United States Treasury Notes 2.13%,08/15/21	701,276
313,200	3.63%,02/15/21	361,868

Total Government Obligations (Cost: $1,097,465) (a)		1,164,319

STRUCTURED NOTES: 5.2%
	Deutsche Bank A.G. London Branch, Alpha Overlay Securities
$2,138,000	09/24/12 * § (b)	2,127,738
500,000	02/08/13 § (b)	479,200
400,000	07/03/13 § (b)	387,200

Total Structured Notes (Cost: $3,039,371) (a)		2,994,138

Number of Shares

EXCHANGE TRADED FUNDS: 4.7%
7,525	iShares MSCI All Peru Capped Index Fund	263,902
23,140	Market Vectors Emerging Markets Local Currency Bond ETF ‡	569,013
19,850	Market Vectors India Small-Cap Index ETF ‡	235,619
3,900	SPDR Gold Trust *	616,512
27,560	WisdomTree Emerging Markets Small Cap Dividend Fund	1,065,470

Total Exchange Traded Funds (Cost: $3,122,658) (a)		2,750,516

OPEN-END FUNDS: 29.6%
45,190	AC Risk Parity 12 Vol Fund #	6,668,671
312,011	AQR Diversified Arbitrage Fund	3,472,686
749	Luxcellence - Virtuoso Fund * # §	603,584
145,451	Marketfield Fund	1,903,949
328,807	TFS Market Neutral Fund	4,583,565

Total Open-End Funds (Cost: $17,017,419)		17,232,455

MONEY MARKET FUND: 32.0% (Cost: $18,626,094)

18,626,094	AIM Treasury Portfolio - Institutional Class	18,626,094

Total Investments: 99.7% (Cost: $59,720,852)		58,001,937
Other assets less liabilities: 0.3%		159,769

NET ASSETS: 100.0%		$58,161,706

SECURITIES SOLD SHORT: (22.2)%
COMMON STOCKS: (10.5)%
Basic Materials: (0.1)%
(3,698)	RPM International, Inc.	(69,153)

Communications: (0.5)%
(1,123)	Crown Castle International Corp.	(45,672)
(1,315)	EZchip Semiconductor Ltd.	(43,684)
(8,180)	Juniper Networks, Inc.	(141,187)
(1,370)	Viasat, Inc.	(45,635)

		(276,178)

Consumer, Cyclical: (2.1)%
(433)	Abercrombie & Fitch Co.	(26,655)
(5,448)	BJ’s Restaurants, Inc.	(240,311)
(716)	Carter’s, Inc.	(21,867)
(6,213)	Cintas Corp.	(174,834)
(6,833)	Fastenal Co.	(227,402)
(1,417)	Fossil, Inc.	(114,862)
(469)	Group 1 Automotive, Inc.	(16,673)
(630)	Hibbett Sports, Inc.	(21,351)
(591)	Maidenform Brands, Inc.	(13,835)
(1,027)	Mohawk Industries, Inc.	(44,069)
(1,731)	O’Reilly Automotive, Inc.	(115,337)
(222)	Panera Bread Co.	(23,075)
(802)	Starbucks Corp.	(29,907)
(593)	Tempur-Pedic International, Inc.	(31,198)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

(3,478)	Thor Industries, Inc.	(77,038)
(371)	Tractor Supply Co.	(23,206)
(597)	True Religion Apparel, Inc.	(16,095)

		(1,217,715)

Consumer, Non-cyclical: (1.0)%
(940)	Abaxis, Inc.	(21,535)
(1,350)	Express Scripts, Inc.	(50,044)
(2,465)	Heidrick & Struggles International, Inc.	(40,549)
(1,665)	HMS Holdings Corp.	(40,609)
(695)	Korn/Ferry International	(8,472)
(3,026)	Laboratory Corp. of America Holdings	(239,205)
(1,335)	Monro Muffler Brake, Inc.	(44,015)
(1,038)	Moody’s Corp.	(31,607)
(1,795)	The Hain Celestial Group, Inc.	(54,837)
(3,843)	VCA Antech, Inc.	(61,411)

		(592,284)

Energy: (0.1)%
(705)	EQT Corp.	(37,619)
(1,748)	Thermon Group Holdings, Inc.	(24,157)

		(61,776)

Financial: (2.6)%
(462)	Affiliated Managers Group, Inc.	(36,059)
(136,884)	Allied Irish Banks Plc (ADR)	(64,335)
(49,600)	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	(403,248)
(49,800)	Banco Santander S.A. (ADR)	(400,392)
(12,700)	Deutsche Bank AG	(439,547)
(169,560)	The Governor & Co. of the Bank of Ireland (ADR)	(174,647)

		(1,518,228)

Industrial: (2.1)%
(1,971)	Badger Meter, Inc.	(57,021)
(164)	Benchmark Electronics, Inc.	(2,134)
(3,987)	Boeing Co.	(241,253)
(236)	Caterpillar, Inc.	(17,426)
(928)	EMCOR Group, Inc.	(18,866)
(1,345)	Fluor Corp.	(62,610)
(6,627)	Hexcel Corp.	(146,854)
(3,995)	II-VI, Inc.	(69,912)
(3,804)	Kaydon Corp.	(109,099)
(1,480)	Nordson Corp.	(58,815)
(1,641)	Plexus Corp.	(37,119)
(756)	Precision Castparts Corp.	(117,528)
(521)	Regal-Beloit Corp.	(23,643)
(932)	Tech Data Corp.	(40,290)
(3,792)	Thermo Fisher Scientific, Inc.	(192,027)

		(1,194,597)

Technology: (2.0)%
(1,081)	ARM Holdings Plc (ADR)	(27,565)
(4,772)	ASML Holding N.V.	(164,825)
(2,025)	CommVault Systems, Inc.	(75,046)
(13,156)	Intel Corp.	(280,617)
(1,201)	JDA Software Group, Inc.	(28,151)
(1,432)	KLA-Tencor Corp.	(54,817)
(3,388)	Mantech International Corp.	(106,315)
(979)	Opnet Technologies, Inc.	(34,177)
(1,303)	Pegasystems, Inc.	(39,885)
(1,747)	Rovi Corp.	(75,086)
(1,855)	SolarWinds, Inc.	(40,847)
(2,357)	Synaptics, Inc.	(56,332)
(2,863)	Ultimate Software Group, Inc.	(133,759)
(2,439)	Ultratech, Inc.	(41,829)

		(1,159,251)

Total Common Stocks (Proceeds: $(7,513,991))		(6,089,182)

PREFERRED STOCK: (0.1)% (Proceeds: $(23,937))
Communications: (0.1)%
(578)	Crown Castle International Corp.	(34,189)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Principal Amount

CORPORATE BONDS: (4.9)%
$(175,000)	Allison Transmission, Inc. 7.13%,05/15/19 144A	(159,250)
(250,000)	Best Buy Co., Inc. 5.50%,03/15/21	(227,561)
(200,000)	Cirsa Funding Luxembourg S.A. 8.75%,05/15/18 144A	(204,647)
(440,000)	France Telecom S.A. 4.13%,09/14/21	(438,286)
(110,000)	Freescale Semiconductor, Inc. 8.05%,02/01/20	(100,100)
(220,000)	Hewlett-Packard Co. 4.38%,09/15/21	(223,943)
(165,000)	Houghton Mifflin Harcourt Publishers, Inc. 10.50%,06/01/19 144A	(117,975)
(220,000)	Iron Mountain, Inc. 7.75%,10/01/19	(219,450)
(190,400)	Marina District Finance Co., Inc. 9.50%,10/15/15 144A	(172,788)
(250,000)	Realogy Corp. 7.88%,02/15/19 144A	(190,000)
(195,000)	The Dow Chemical Co. 4.25%,11/15/20	(196,784)
(110,000)	United Rentals North America, Inc. 8.38%,09/15/20	(101,475)
(220,000)	United States Steel Corp. 7.38%,04/01/20	(199,100)
(160,000)	Univision Communications, Inc. 8.50%,05/15/21 144A	(125,600)
(200,000)	Vail Resorts, Inc. 6.50%,05/01/19 144A	(198,000)

Total Corporate Bonds (Proceeds: $(3,154,610))		(2,874,959)

GOVERNMENT OBLIGATIONS: (0.4)%
(80,000)	United States Treasury Bond 4.75%,02/15/41	(109,325)
(139,000)	United States Treasury Notes 3.13%,05/15/21	(154,301)
(2,000)	3.63%,02/15/21	(2,311)

Total Government Obligations (Proceeds: $(233,168))		(265,937)

Number of Shares

EXCHANGE TRADED FUNDS: (6.3)%
(264)	Consumer Discretionary Select Sector SPDR Fund	(9,219)
(1,385)	Consumer Staples Select Sector SPDR Fund	(41,134)
(22,602)	Direxion Daily Emerging Markets Bull 3X Shares	(301,059)
(2,750)	Direxion Daily Financial Bear 3X Shares	(181,693)
(32,800)	Direxion Daily Financial Bull 3X Shares	(348,664)
(2,720)	Direxion Daily Technology Bull 3X Shares	(83,586)
(85)	Industrial Select Sector SPDR Fund	(2,483)
(8,400)	iPATH S&P 500 VIX Short-Term Futures ETN	(448,308)
(1,579)	iShares PHLX SOX Semiconductor Sector Index Fund	(72,508)
(4,182)	iShares Russell 2000 Growth Index Fund	(307,251)
(2,797)	iShares Russell Microcap Index Fund	(110,062)
(4,500)	Market Vectors Gold Miners ETF ‡	(248,355)
(135)	Oil Services Holders Trust	(13,920)
(10,403)	SPDR S&P 500 ETF Trust	(1,177,307)
(1,617)	SPDR S&P MidCap 400 ETF Trust	(229,824)
(4,021)	Technology Select Sector SPDR Fund	(94,775)

Total Exchange Traded Funds (Proceeds: $(4,300,778))		(3,670,148)

Total Securities Sold Short (Proceeds: $(15,226,484))		$(12,934,415)

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
SGD	Singapore Dollar
THB	Thai Baht

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $31,976,330.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank Fed Funds Total Return Index and the Deutsche Bank Equity Mean Reversion Alpha Index.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the investment manager and its affiliate is the distributor of the Market Vectors ETF Trust).
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,727,480 which represents 15.0% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $3,597,722 which represents 6.2% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,159,846, or 2.0% of net assets.

Futures contracts held by the Fund are as follows:

Number of Contracts		Aggregate Value of Contracts	Unrealized Appreciation

5	10 Year Treasury Note December 11	$650,469	$196

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2011 is set forth below:

Affiliates	Value 12/31/10	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 09/30/11

Market Vectors Emerging Markets Local
Currency Bond ETF	$-	$530,782	$-	$-	$10,585	$569,013
Market Vectors Gold Miners ETF	106,589	-	393,616	1,090	-	(248,355)
Market Vectors India Small-Cap Index ETF	-	569,291	-	-	-	235,619
Market Vectors Junior Gold Miners ETF	112,809	292,182	411,620	31,712	-	-
Market Vectors Russia ETF	462,312	-	474,369	73,652	-	-

	$681,710	$1,392,255	$1,279,605	$106,454	$10,585	$556,277

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks

Basic Materials	$966,424	$—	$—	$966,424

Communications	1,530,246	—	—	1,530,246

Consumer, Cyclical	1,506,677	226,602	—	1,733,279

Consumer, Non-cyclical	1,618,549	—	—	1,618,549

Diversified	—	188,978	—	188,978

Energy	453,182	—	—	453,182

Financial	369,654	636,544	—	1,006,198

Industrial	2,210,427	403,101	—	2,613,528

Technology	1,408,494	—	—	1,408,494

Corporate Bonds	—	3,230,482	—	3,230,482

Foreign Debt Obligations	—	485,055	—	485,055

Government Obligations	—	1,164,319	—	1,164,319

Structured Notes	—	2,994,138	—	2,994,138

Exchange Traded Funds	2,750,516	—	—	2,750,516

Open-End Funds	9,960,200	7,272,255	—	17,232,455

Money Market Fund	18,626,094	—	—	18,626,094

Total	$41,400,463	$16,601,474	$—	$58,001,937

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$(6,089,182)	$—	$—	$(6,089,182)

Corporate Bonds	—	(2,874,959)	—	(2,874,959)

Government Obligations	—	(265,937)	—	(265,937)

Preferred Stock*	(34,189)	—	—	(34,189)

Exchange Traded Funds	(3,670,148)	—	—	(3,670,148)

Total	$(9,793,519)	$(3,140,896)	$—	$(12,934,415)

Other Financial Instruments, net**	$196	$—	$—	$196

* See Schedule of Investments for security type and industry sector breakouts.
** Other financial instruments include futures contracts and written options.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30,2011:

Balance as of 12/31/10	$2,160

Realized gain (loss)	9,990

Change in unrealized appreciation (depreciation)	(2,160)

Purchases	-

Sales	(9,990)

Transfers in and/or out of level 3	-

Balance as of 9/30/11	$-

See Note to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (unaudited)

Security Valuation– Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable date such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) investments are valued at their closing net asset value each business day and are categorized as level 1 in the fair value hierarchy. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is regarded as an unrealized gain or loss and are categorized as level 2 in the fair value hierarchy (as described below). Futures are valued using the closing price reported at the close of the respective exchange and are categorized as level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes – As of September 30, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

CM Commodity Index Fund	$46,746,495	$405	$(1,585)	$(1,180)
Emerging Markets Fund	96,986,835	9,594,477	(22,889,593)	(13,295,116)
Global Hard Assets Fund	4,150,814,256	368,424,672	(636,728,236)	(268,303,564)
International Investors Gold Fund	1,168,360,627	645,495,002	241,822,277	403,672,725
Multi-Manager Alternatives Fund	45,717,595	3,630,350	(4,280,423)	(650,073)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: November 29, 2011

By Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2011